Note 17 - Segment Information - Geographical Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Current assets	$ 6,888,264	$ 7,950,712	$ 17,134,203
Property, plant and equipment at end of period	9,299,513	8,278,170	9,364,210
Patents and licenses	466,714	456,250	449,676
Goodwill and intangible assets	8,483,412	8,520,640	8,557,868
Total Assets	25,137,903	25,205,772	35,505,957
Revenue	3,888,185	2,794,044	1,861,747
Cost of revenue	1,475,969	1,342,691	946,001
Selling, marketing and administration	11,689,204	10,870,741	11,421,604
Research and development	8,692,804	5,442,873	3,165,825
Impairment loss	156,717		63,522
Other income including interest income	(1,505,790)	(1,766,524)	(66,872)
Net loss from operations before income tax recovery	16,620,719	13,095,737	13,715,071
Losses on disposals of property, plant and equipment			46,738
Changes in fair value of contingent consideration			(283,130)
SINGAPORE
Statement Line Items [Line Items]
Current assets	4,283,008	3,190,298	2,118,561
Property, plant and equipment at end of period	9,136,694	8,018,900	9,039,069
Patents and licenses	18,464	18,816
Goodwill and intangible assets	6,718,953	6,756,181	6,793,409
Total Assets	20,157,119	17,984,195	17,951,039
Revenue	3,888,185	2,794,044	1,861,747
Cost of revenue	1,475,969	1,342,691	946,001
Selling, marketing and administration	8,252,278	4,955,497	3,242,703
Research and development	3,533,994	3,237,713	1,042,842
Impairment loss	156,717
Other income including interest income	(1,491,556)	(1,748,244)	(14,027)
Net loss from operations before income tax recovery	8,039,217	4,993,613	3,072,642
Losses on disposals of property, plant and equipment
Changes in fair value of contingent consideration			(283,130)
UNITED STATES
Statement Line Items [Line Items]
Current assets	302,405	4,621,318	10,058,018
Property, plant and equipment at end of period	162,819	259,270	322,633
Patents and licenses	448,250	437,434	449,676
Goodwill and intangible assets	1,764,459	1,764,459	1,764,459
Total Assets	2,677,933	7,082,481	12,594,786
Revenue
Cost of revenue
Selling, marketing and administration	2,337,342	4,872,902	7,027,033
Research and development	4,706,817	1,877,966	2,122,983
Impairment loss			63,522
Other income including interest income
Net loss from operations before income tax recovery	7,044,159	6,750,868	9,243,345
Losses on disposals of property, plant and equipment			29,807
Changes in fair value of contingent consideration
CANADA
Statement Line Items [Line Items]
Current assets	2,302,851	139,096	4,957,624
Property, plant and equipment at end of period			2,508
Patents and licenses
Goodwill and intangible assets
Total Assets	2,302,851	139,096	4,960,132
Revenue
Cost of revenue
Selling, marketing and administration	1,099,584	1,042,342	1,151,868
Research and development	451,993	327,194
Impairment loss
Other income including interest income	(14,234)	(18,280)	(52,845)
Net loss from operations before income tax recovery	$ 1,537,343	$ 1,351,256	1,115,954
Losses on disposals of property, plant and equipment			16,931
Changes in fair value of contingent consideration